Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of Debt
Debt outstanding consisted of the following (in thousands):

	Interest Rate	September 30, 2022	December 31, 2021
Term loan, due June 30, 2032	0%	$14,695	$15,430
Total debt		14,695	15,430
Debt, current		1,470	1,470
Debt, non-current		$13,225	$13,960

Debt outstanding consisted of the following (in thousands):

	Interest Rate - December 31,		December 31,
	2021		2021	2020
Term loan, due June 30, 2032	0%		$15,430	$15,430
Revolving debt facility, repaid on March 8, 2021	LIBOR+	9.05%	—	250,000
Debt discount			—	(2,752)
Total debt			15,430	262,678
Debt, current			1,470	247,248
Debt, non-current			$13,960	$15,430

Schedule of Estimated Principal Payments on all Debt Outstanding
Principal payments on all debt outstanding as of September 30, 2022 are estimated as follows (in thousands):

Year Ending December 31,	Total
2022 (remaining three months)	$735
2023	1,470
2024	1,470
2025	1,470
2026	1,470
Thereafter	8,080
Total	$14,695

Principal payments on all debt outstanding as of December 31, 2021 are estimated as follows (in thousands):

Year Ending December 31,	Total
2022	$1,470
2023	1,470
2024	1,470
2025	1,470
Thereafter	9,550
Total	$15,430